Employee benefits (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	$ 860	$ 1,071
Interest income	31	69
Changes on asset ceiling	41	(76)
Translation adjustment	105	(204)
Benefit obligation (Plan assets) as at ending of the year	1,037	860
Net defined benefit liability (asset)	116	110
Current provisions for employee benefits	10
Non-current provisions for employee benefits	106	110
Provisions for employee benefits	116	110
Overfunded Pension Plans [Member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(3,554)	(3,346)
Overfunded Pension Plans [Member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	4,707	4,316
Overfunded Pension Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(1,037)	(860)
Underfunded Pension Plans And Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Interest income
Changes on asset ceiling
Net defined benefit liability (asset)	(1,231)	(1,180)
Current provisions for employee benefits	(61)	(62)
Non-current provisions for employee benefits	(1,170)	(1,118)
Provisions for employee benefits	(1,231)	(1,180)
Underfunded Pension Plans And Other Benefits [Member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(2,036)	(1,923)
Underfunded Pension Plans And Other Benefits [Member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	$ 805	$ 743